Digital Assets Consideration Receivable (Details)				6 Months Ended
	Jul. 07, 2026 USD ($) shares	Feb. 12, 2026 USD ($) $ / shares shares	Oct. 23, 2025 USD ($) shares	Apr. 30, 2026 $ / shares	Apr. 30, 2026 USD ($)	Apr. 30, 2026 shares	Apr. 30, 2026 Rate	Mar. 03, 2026 USD ($)	Jan. 12, 2026 USD ($)	Oct. 31, 2025	Oct. 31, 2025 USD ($)	Oct. 31, 2025 shares	Oct. 31, 2025 Rate	Oct. 31, 2024 USD ($)
Digital Assets Consideration Receivable [Line Items]
Shares issued | shares						512,757						12,558
Number of bitcoins (in Bitcoin)							100			100
Market price bitcoins (in Dollars)									$ 9,139,950
Digital assets consideration receivable					$ 60,000,000						$ 10,967,700
AWA Tokens [Member]
Digital Assets Consideration Receivable [Line Items]
Number of bitcoins (in Bitcoin)
Digital assets consideration receivable					60,000,000
AWA Tokens [Member] | Forecast [Member]
Digital Assets Consideration Receivable [Line Items]
Digital assets consideration receivable	$ 60,000,000
Aggregate shares | shares	642,580
AWA Tokens [Member] | Investor [Member]
Digital Assets Consideration Receivable [Line Items]
Digital assets consideration receivable					$ 60,000,000
Bitcoins [Member]
Digital Assets Consideration Receivable [Line Items]
Number of bitcoins (in Bitcoin)				100
Market price bitcoins (in Dollars)											$ 10,967,700
Securities Purchase Agreement [Member]
Digital Assets Consideration Receivable [Line Items]
Digital assets consideration receivable								$ 60,000,000
Warrant [Member]
Digital Assets Consideration Receivable [Line Items]
Warrants shares | shares						90,000,000
Common Stock [Member]
Digital Assets Consideration Receivable [Line Items]
Shares issued | shares						30,000,000
Post reverse stock split adjusted			$ 750,000
Post reverse stock split | shares			30,000,000
Common Stock [Member] | Bitcoins [Member]
Digital Assets Consideration Receivable [Line Items]
Number of bitcoins (in Bitcoin)			100
Market price bitcoins (in Dollars)			$ 11,034,000
Common Stock [Member] | Securities Purchase Agreement [Member]
Digital Assets Consideration Receivable [Line Items]
Shares issued | shares		40,000,000
Total consideration		$ 60,000,000
Ordinary shares par value (in Dollars per share) | $ / shares		$ 1.5
Common Stock [Member] | Warrant [Member]
Digital Assets Consideration Receivable [Line Items]
Warrants share price | $ / shares				$ 0.4